Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid and Other Current Assets
Insurance receivable		$ 4,000	$ 4,000
VAT recoverable	$ 929	425	817
Prepayments	2,020	1,001	689
RDEC receivable	62	331	183
Other current assets		296	219
Prepaid and other current assets	$ 12,577	$ 6,053	$ 5,908